August 30, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:           Jackson National Life Insurance Company
Jackson National Separate Account - I (Focus)
File Nos. 333-73850 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement and statement of additional information supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at (517) 367-3872.

Very truly yours,

/s/ FRANK J. JULIAN

Frank J. Julian
Associate General Counsel